RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Parties [Abstract]
RELATED PARTY TRANSACTIONS

23.  RELATED PARTY TRANSACTIONS

Included in due to related party is a non-interest bearing unsecured promissory note payable to Josaud Holdings Inc., an entity controlled by Patrick Dovigi. The remaining principal outstanding on the note payable was $3.5 million as at December 31, 2022 ($10.5 million as at December 31, 2021). The note matured and was repaid on January 1,2023.

Also included in due to related party is an interest bearing unsecured promissory note issued on March 5, 2020 payable to Sejosa Holdings Inc., an entity controlled by Patrick Dovigi. The note matures on March 5, 2025, is payable in equal semi-annual instalments of $2.9 million and bears interest at market rate. The remaining principal outstanding on the note payable was $14.5 million as at December 31, 2022 ($20.3 million as at December 31, 2021).

These transactions are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

From time to time, GFL has entered into leases with entities controlled by affiliates of Patrick Dovigi, as well as entities controlled by another director of GFL (the “Related Parties”). At this time, GFL leases five properties from the Related Parties. These leases are on arm’s length and commercially reasonable terms, and have been supported by rental rate comparisons prepared by third parties. None of the leased premises are material to the operations of GFL. For the year ended December 31, 2022, GFL paid $5.8 million ($3.9 million for the year ended December 31, 2021) in aggregate lease payments to the Related Parties.

For the year ended December 31, 2022, GFL entered into transactions with GIP which resulted in revenue of $31.6 million ($nil for the year ended December 31, 2021) and net payables of $3.8 million as at December 31, 2022 ($nil as at December 31, 2021).

Compensation of key management personnel

The remuneration of key management personnel consisted of salaries, short-term benefits and share based payments. During the year ended December 31, 2022 total salaries and short-term benefits and share-based payments to key management personnel was $36.8 million ($34.2 million for the year ended December 31, 2021).